ACQUIRED INTANGIBLE ASSETS, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Acquired intangible assets, net
Intangible assets, gross	$ 61,159	$ 55,033
Less: impairment	422	385
Intangible assets, net	21,993	25,852
Amortization expenses	7,210	9,853	$ 10,769
Future amortization expenses
2019	4,784
2020	2,785
2021	1,024
2022	209
2023	142
thereafter	839
Impairment loss recognized on acquired intangible assets	0	0	$ 0
Customer relationship
Acquired intangible assets, net
Acquired intangible assets subject to amortization	41,077	36,913
Less: accumulated amortization	32,873	23,946
Operating licenses
Acquired intangible assets, net
Acquired intangible assets subject to amortization	5,942	5,371
Less: accumulated amortization	3,988	3,277
Favorable lease contracts
Acquired intangible assets, net
Acquired intangible assets subject to amortization	1,886	1,733
Less: accumulated amortization	1,350	1,043
Contract backlog
Acquired intangible assets, net
Acquired intangible assets subject to amortization	87	79
Less: accumulated amortization	87	79
Non-compete agreements
Acquired intangible assets, net
Acquired intangible assets subject to amortization	446	451
Less: accumulated amortization	446	451
Trade name
Acquired intangible assets, net
Acquired intangible assets not subject to amortization	$ 11,721	$ 10,486